Acquisitions and dispositions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions and dispositions
Acquisitions and dispositions

We sometimes structure our acquisitions with both an initial payment and later contingent payments tied to post-closing revenue or income growth. For acquisitions completed prior to Jan. 1, 2009, we recorded the fair value of contingent payments as an additional cost of the entity acquired in the period that the payment becomes probable. For acquisitions completed after Jan. 1, 2009, subsequent changes in the fair value of a contingent consideration liability are recorded through the income statement. Contingent payments totaled $19 million in 2013.

At Dec. 31, 2013, we were potentially obligated to pay additional consideration which, using reasonable assumptions for the performance of the acquired companies and joint ventures based on contractual agreements, could amount to $6 million over the next six months. The acquisitions and dispositions described below did not have a material impact on BNY Mellon’s results of operations.

Dispositions in 2013

On May 31, 2013, BNY Mellon sold SourceNet Solutions, our accounts payable outsourcing support services provider that was part of our Investment Services business, for $11 million. As a result of this sale, we recorded a pre-tax gain of $2 million and an after-tax gain of $10 million.

On Sept. 27, 2013, Newton Management Limited, together with Newton Investment Management Limited, an investment boutique of BNY Mellon, sold Newton’s private client business, for $120 million. As a result of this sale, we recorded a pre-tax gain of $27 million and an after-tax gain of $5 million. In addition, goodwill of $69 million and customer relationship intangible assets of $7 million were removed from the balance sheet as a result of this sale.

Acquisition in 2012

On Oct 1, 2012, BNY Mellon acquired the remaining 50% interest of the WestLB Mellon Asset Management joint venture for cash of $22 million, plus a contingent payment of $13 million which was paid in August 2013. We later renamed the unit Meriten Investment Management GmbH. Goodwill related to this acquisition totaled $70 million and is included in our Investment Management business. This goodwill is not deductible for tax purposes. Customer relationship intangible assets related to this acquisition are included in our Investment Management business, with a life of eight years, and totaled $23 million at acquisition.

Acquisitions in 2011

On July 1, 2011, BNY Mellon acquired the wealth management operations of Chicago-based Talon Asset Management (“Talon”) for cash of $11 million. We are obligated to pay, upon occurrence of certain events, contingent additional consideration of $5 million which was recorded as goodwill at the acquisition date. Talon manages assets of wealthy families and institutions. Goodwill related to this acquisition, is included in our Investment Management business and totaled $10 million and is deductible for tax purposes. Customer relationship intangible assets related to this acquisition are included in our Investment Management business, with a life of 20 years, and totaled $6 million at acquisition.

On Nov. 30, 2011, BNY Mellon acquired Penson Financial Services Australia Pty Ltd., a clearing firm located in Australia, in a $33 million share purchase transaction. Goodwill related to this acquisition is included in our Investment Services business and totaled $10 million and is non-tax deductible. Customer relationship intangible assets related to this acquisition are included in our Investment Services business, with a life of nine years, and totaled $6 million at acquisition.

Disposition in 2011

On Dec. 31, 2011, BNY Mellon sold the Shareowner Services business. The sales price of $550 million resulted in a pre-tax gain of $98 million. We recorded an immaterial after-tax gain primarily due to the write-off of non-tax deductible goodwill associated with the business. Excluding the gain on the sale, the Shareowner Services business contributed $273 million of revenue and $21 million of pre-tax income in 2011.